UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL INFRASTRUCTURE ETF

FORM N-Q

JULY 31, 2018

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Eutelsat Communications SA	4,387	$93,980
SES SA FDR	9,931	198,520

TOTAL CONSUMER DISCRETIONARY		292,500

ENERGY - 22.2%
Oil, Gas & Consumable Fuels - 22.2%
Enagas SA	21,932	613,454
Enbridge Inc.	48,147	1,709,952
Enbridge Income Fund Holdings Inc.	7,132	178,622
Inter Pipeline Ltd.	17,658	336,640
Kinder Morgan Inc.	36,354	646,374
Koninklijke Vopak NV	3,461	163,017
Kunlun Energy Co., Ltd.	73,134	63,173
Pembina Pipeline Corp.	28,939	1,041,123
Snam SpA	148,885	639,810
TransCanada Corp.	39,784	1,789,416
Williams Cos. Inc.	14,124	420,189

TOTAL ENERGY		7,601,770

INDUSTRIALS - 29.8%
Road & Rail - 10.6%
Aurizon Holdings Ltd.	101,367	342,662
Central Japan Railway Co.	4,335	901,195
East Japan Railway Co.	15,403	1,438,155
Kansas City Southern	3,926	456,476
Rumo SA	27,743	109,544	*
West Japan Railway Co.	5,581	389,320

Total Road & Rail		3,637,352

Transportation Infrastructure - 19.2%
Aena SME SA	5,805	1,054,862	(a)
Atlantia SpA	36,200	1,073,919
Atlas Arteria Ltd.	34,644	168,331
CCR SA	29,372	82,482
China Merchants Port Holdings Co., Ltd.	59,316	122,727
COSCO Shipping Ports Ltd.	62,312	58,509
DP World Ltd.	8,544	196,512
Enav SpA	19,950	102,785	(a)
Flughafen Zurich AG	1,992	417,653
Grupo Aeroportuario del Centro Norte SAB de CV	17,733	107,810
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	25,010	236,577

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
Jiangsu Expressway Co., Ltd., Class H Shares	64,341	$78,202
Malaysia Airports Holdings Bhd	38,298	87,148
Promotora y Operadora de Infraestructura SAB de CV	15,293	157,970
Societa Iniziative Autostradali e Servizi SpA	3,517	62,429
Sydney Airport	175,679	922,778
Transurban Group	188,764	1,640,829

Total Transportation Infrastructure		6,571,523

TOTAL INDUSTRIALS		10,208,875

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Crown Castle International Corp.	15,536	1,721,855

UTILITIES - 41.2%
Electric Utilities - 26.2%
ALLETE Inc.	773	59,931
American Electric Power Co. Inc.	6,727	478,559
Chubu Electric Power Co., Inc.	4,883	75,135
CK Infrastructure Holdings Ltd.	12,606	93,553
CLP Holdings Ltd.	37,514	428,476
Contact Energy Ltd.	13,362	52,641
Duke Energy Corp.	10,631	867,702
Edison International	3,707	246,997
EDP - Energias de Portugal SA	35,580	145,161
Emera Inc.	3,145	101,904
Endesa SA	4,434	102,557
Enel Americas SA	431,096	76,155
Enel SpA	120,948	674,620
Entergy Corp.	2,967	241,158
Evergy Inc.	4,101	230,025
Exelon Corp.	9,867	419,348
FirstEnergy Corp.	5,415	191,853
Fortis Inc.	6,347	208,680
Hydro One Ltd.	4,280	62,513	(a)
Iberdrola SA	128,259	997,360
Iberdrola SA Interim Shares	2,988	23,239
IDACORP Inc.	760	71,622
Korea Electric Power Corp.	4,887	145,476
OGE Energy Corp.	3,024	109,590
PG&E Corp.	5,866	252,707
Pinnacle West Capital Corp.	1,692	136,088
Portland General Electric Co.	1,346	61,055

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
Power Assets Holdings Ltd.	27,082	$191,667
PPL Corp.	11,568	332,811
Red Electrica Corp. SA	8,952	189,889
Southern Co.	15,338	745,427
SSE PLC	15,524	254,699
Tenaga Nasional Bhd	67,220	259,289
Terna Rete Elettrica Nazionale SpA	21,951	122,951
Xcel Energy Inc.	6,934	324,927

Total Electric Utilities		8,975,765

Gas Utilities - 2.0%
AltaGas Ltd.	10,200	207,552
APA Group	18,357	131,609
Atmos Energy Corp.	1,665	152,964
Naturgy Energy Group SA	4,902	132,871
Tokyo Gas Co., Ltd.	2,999	73,047

Total Gas Utilities		698,043

Independent Power and Renewable Electricity Producers - 1.9%
AES Corp.	5,003	66,840
Algonquin Power & Utilities Corp.	7,065	69,409
Engie Brasil Energia SA	26,917	434,831
Vistra Energy Corp.	3,421	77,315

Total Independent Power and Renewable Electricity Producers		648,395

Multi-Utilities - 10.3%
Ameren Corp.	3,681	228,443
CenterPoint Energy Inc.	5,877	167,377
Centrica PLC	40,404	78,885
CMS Energy Corp.	4,261	205,977
Consolidated Edison Inc.	4,706	371,445
Dominion Energy Inc.	9,874	708,064
E.ON SE	7,872	88,774
Innogy SE	1,606	71,363	(a)
National Grid PLC	68,890	735,394
Public Service Enterprise Group Inc.	6,123	315,702
RWE AG	2,616	68,644
Sempra Energy	3,002	347,001
Veolia Environnement SA	5,990	136,830

Total Multi-Utilities		3,523,899

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Water Utilities - 0.8%
Pennon Group PLC		6,503	$64,136
Severn Trent PLC		4,889	124,137
United Utilities Group PLC		10,480	98,929

Total Water Utilities			287,202

TOTAL UTILITIES			14,133,304

TOTAL COMMON STOCKS (Cost - $34,213,826)			33,958,304

	RATE
PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Transneft PJSC (Cost - $105,440)	—	36	93,697

TOTAL INVESTMENTS - 99.4% (Cost - $34,319,266)			34,052,001
Other Assets in Excess of Liabilities - 0.6%			212,614

TOTAL NET ASSETS - 100.0%			$34,264,615

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

FDR	— Fiduciary Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to

Notes to Schedule of Investments (unaudited) (continued)

December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$33,958,304	—	—	$33,958,304
Preferred Stocks†	93,697	—	—	93,697

Total Long-Term Investments	34,052,001	—	—	34,052,001

Total Investments	$34,052,001	—	—	$34,052,001

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 20, 2018